Condensed Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues and other operating income
Revenues	$ 1,134,423	$ 1,010,095
Other operating income	94,229	23,680
Total revenues and other operating income	1,228,652	1,033,775
Operating expenses
Voyage expenses and commissions	404,983	315,437
Ship operating expenses	117,345	87,490
Administrative expenses	27,412	24,339
Depreciation	171,726	112,642
Total operating expenses	721,466	539,908
Net operating income	507,186	493,867
Other income (expenses)
Finance income	7,874	7,728
Finance expense	(144,756)	(77,807)
Gain (loss) on marketable securities	815	(23,968)
Share of results of associated companies	(920)	4,955
Dividends received	1,283	25,500
Net other expenses	(135,704)	(63,592)
Profit before income taxes	371,482	430,275
Income tax benefit (expense)	(3,089)	25
Profit for the period	$ 368,393	$ 430,300
Basic earnings per share (in USD per share)	$ 1.65	$ 1.93
Diluted earnings per share (in USD per share)	$ 1.65	$ 1.93